Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events In April 2023, the Company entered into the Third Amendment to the Senior Credit Facility to replace the references of LIBOR in the loan document with Term SOFR, a rate based on the secured overnight financing rate as administered by the Federal Reserve Bank of New York. Subsequent Events
In January 2023, the letter of credit sub-line under the Senior Credit Facility was increased by $5.0 million to $25.0 million.
In January 2023, the Board of Directors approved a plan designed to improve operational efficiency that includes a planned reduction of the current workforce by approximately 25%, or the elimination of approximately 300 jobs (the “Workforce Restructuring”) and the closure of the Company’s City of Industry facility by December 31, 2023 (the “Facility Closure”). The severance payment resulted from the Workforce Restructuring is estimated between $3.0 million and $5.0 million, and will be largely recorded in the first quarter of 2023.
The City of Industry facility currently manufactures transit buses and the current generation battery systems. The Company will move manufacturing from the City of Industry facility to its existing facilities in South Carolina. Transit bus production in the City of Industry is expected to end in the first quarter of 2023, and battery production at the end of the third quarter of 2023. The Company plans to vacate the facility by the end of 2023 when the lease expires. The Company currently expects to use equipment from the City of Industry facility in other locations and does not expect impairment charges relating to the Facility Closure.
In February 2023, the Company entered into a Waiver (the “Waiver”) with CSI Prodigy Holdco LP, CSI Prodigy Co-Investment LP, CS GP I LLC and CSI PRTA Co-Investment LP (collectively, the “Cowen Parties”) to that certain previously disclosed Note Purchase Agreement, dated as of August 4, 2020 (as amended), by and among Proterra Operating Company, Inc., as issuer (the “Issuer”), the Investors (as defined therein) from time to time party thereto, the Guarantors (as defined therein) from time to time party thereto and CSI GP I LLC, as collateral agent (the “Purchase Agreement”), and the senior secured convertible promissory notes issued with respect thereto (the “Notes”). Pursuant to Section 7.1(k) of the Purchase Agreement, the Company is required to maintain Liquidity (as defined therein) as of the last day of each quarter of not less than the greater of (a) $75.0 million dollars and (b) an amount equal to the product of multiplying (i) the amount of Cash Burn (as defined therein) from operations for the three-month period ending on the end of such month by (ii) four (“Minimum Liquidity Covenant”), and pursuant to Section 7.1(a) of the Purchase Agreement, the Company is required to provide Investors (as defined therein) certain financial and other information with respect to each completed fiscal period (“Reporting Covenant”). Pursuant to the Waiver, the Required Holders (as defined therein) have agreed to a limited waiver of (i) the Minimum Liquidity Covenant and the related obligations under Section 7.1(k) of the Purchase Agreement for the quarter ending December 31, 2022, and the related obligations under the Notes, requiring Liquidity of at least four times the Cash Burn defined in the Purchase Agreement and of the Reporting Covenant pursuant to Section 7.1(a) for specified fiscal period, and (ii) the Reporting Covenant under Section 7.1(a) of the Purchase Agreement and the related obligations under the Notes with respect to the fiscal periods ending March 31, 2021 through and including December 31, 2022. The Waiver provides for retroactive effect, such that, no default or event of default shall have occurred due to the Company’s or any Guarantor’s failure to observe or perform any covenant under the foregoing sections of the Purchase Agreement for the foregoing periods
On March 14, 2023, the Company obtained a limited advance waiver from the holders of the Convertible Notes with respect to the Going Concern Covenant until March 31, 2023.